Other Financial Liabilities (debt) (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Financial Liabilities debt [Line Items]
Cash flows from (used in) financing activities	$ (74,052)	$ 59,575	$ (24,500)
Sociedad Minera El Brocal S.A.A. [Member]
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	1,268,488	1,996,004
Cash flows from (used in) financing activities	(250,000)	(738,260)
Others change in other financial liabilites	4,322	10,744
Other financial liabilities	1,022,810	1,268,488	1,996,004
Leases [Member] | Sociedad Minera El Brocal S.A.A. [Member]
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	0	161
Cash flows from (used in) financing activities	0	(161)
Others change in other financial liabilites	0	0
Other financial liabilities	0	0	161
Senior unsecured credit facility [Member] | Sociedad Minera El Brocal S.A.A. [Member]
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	1,280,000	1,400,000
Cash flows from (used in) financing activities	(250,000)	(120,000)
Others change in other financial liabilites	0	0
Other financial liabilities	1,030,000	1,280,000	1,400,000
Shareholder loans [Member] | Sociedad Minera El Brocal S.A.A. [Member]
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	0	606,014
Cash flows from (used in) financing activities		(606,014)
Others change in other financial liabilites		0
Other financial liabilities		0	606,014
Debt issuance cost [Member] | Sociedad Minera El Brocal S.A.A. [Member]
Disclosure Of Other Financial Liabilities debt [Line Items]
Other financial liabilities	(11,512)	(10,171)
Cash flows from (used in) financing activities	0	(12,085)
Others change in other financial liabilites	4,322	10,744
Other financial liabilities	$ (7,190)	$ (11,512)	$ (10,171)